Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary Of Nature And Extent Of Risks Arising From Financial Instruments
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance.

Risk	Exposure arising from	Measurement	Management
Market risk – interest rate risk	Long-term borrowings at variable rates	Sensitivity analysis	Economic hedge with an interest rate cap
Market risk – investments price risk	Investments in equity securities	Sensitivity analysis	Monitoring valuation updates
Market risk – commodities price risk	Electricity Procurement	Maturity profile and coverage	Increase supply of renewable electricity via fixed price PPAs
Credit risk	Cash and cash equivalents, trade receivables, derivative financial instruments and contract assets	Aging analysis	Doing business with creditworthy companies and a strict policy of cash collection.
Liquidity risk	Borrowings and other liabilities	Cash flow forecasts	Availability of borrowing facilities.
The table below summarizes the contractual electricity supply profile (P50) from all PPAs at Allego as at December 31, 2024, resulting in an average expected annual coverage of 78% (December 31, 2023: 25%) of the total Group electricity supply till the end of 2035:

	Contractual electricity production
(in GWh)	Total	Less than 12 months	1–5 years	More than 5 years
The Netherlands	2,499	282	1,068	1,149
Germany	1,022	107	427	488
Average expected coverage	78%	207%	104%	57%

Summary Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Liabilities	The impact on the loss for the years ended December 31, 2024 and 2023 as a result of a change in interest rates is as follows:

(in €‘000)	Impact on pre-tax loss
	2024	2023
Interest rates – increase by 10 basis points*	188	309
Interest rates – decrease by 10 basis points*	(185)	(346)
*Keeping all other variables constant.

Summary Of Provision Matrix
On that basis, the loss allowance as at December 31, 2024 and December 31, 2023 was determined as follows for trade receivables and contract assets:

(in €‘000)	Current	1 – 30 days past due	31 –60 days past due	61 –90 days past due	91+ days past due	Total
As at December 31, 2023
Expected loss rate (in %)	0.00%	0.00%	0.00%	0.00%	0.00%
Gross carrying amount – trade receivables	32,931	7,459	897	(5,280)	11,221	47,228
Gross carrying amount – contract assets	—	—	—	—	—	—
Loss allowance	—	—	—	—	—	—
As at December 31, 2024
Expected loss rate (in %)	0.00%	0.00%	0.00%	0.00%	4.47%
Gross carrying amount – trade receivables	25,625	4,791	983	326	5,692	37,417
Gross carrying amount – contract assets	—	—	—	—	—	—
Loss allowance	—	—	—	—	1,121	1,121

Disclosure Of Additional Information About Understanding Financial Position And Liquidity Of Entity
The Group had access to the following undrawn borrowing facilities for each reporting period presented:

(in €‘000)	December 31, 2024	December 31, 2023
Expiring beyond one year—renewed facility	—	8,390
Expiring beyond one year—EBRD facility	20,000	—

Summary Of Maturity Analysis For Non-derivative Financial Liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows (including interest payments). Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Contractual cash flows
(in €‘000)	Carrying amount of liabilities	Total	Less than 6 months	6–12 months	1–2 years	2–5 years	More than 5 years
As at December 31, 2023
Borrowings	350,722	479,082	27,198	13,039	22,529	416,316	—
Lease liabilities	83,490	127,101	6,121	6,458	12,841	26,234	75,447
Trade and other payables	74,213	74,213	74,213	—	—	—	—
Derivative liabilities	7,442	100,214	1,378	1,410	9,949	28,904	58,573
Total	515,867	780,610	108,910	20,907	45,319	471,454	134,020
As at December 31, 2024
Borrowings	512,014	846,229	12,297	11,428	23,354	400,296	398,854	*
Lease liabilities	116,415	165,548	9,617	8,185	15,096	34,403	98,247
Trade and other payables	71,375	71,375	71,375	—	—	—	—
Derivative liabilities	20,132	192,436	9,271	9,775	20,677	59,808	92,905
Total	719,936	1,275,588	102,560	29,388	59,127	494,507	590,006
*The amount of €398,854 thousand refers to the repayment of the convertible debt. If not redeemed early or converted into ordinary shares with their terms, the bonds, together with accrued interest, are convertible into ordinary shares of Allego N.V., at the discretion of Allego N.V., on the date that is seven years after the issuance date, on December 27, 2031.